Subsequent Events (Details Narrative) (Subsequent Event [Member], Eco Shift Power Corp [Member], USD $)	0 Months Ended
Oct. 20, 2014
Subsequent Event [Member] | Eco Shift Power Corp [Member]
Percentage of shares acquired	100.00%
Exchange for issuance of common stock	9,850,000
Payment of cash in aggregate amount	$ 250,000
Aggregate shares of common stock	1,200,000
Bank loans and credit card obligations	$ 1,640,000
Number of shares held for escrow guarantors as additional consideration	3,500,000